STOCK-BASED COMPENSATION - Stock compensation activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Option Shares Outstanding
Outstanding at September 30, 2020	18,248,346	15,807,911
Awarded	975,000	3,375,000
Forfeited/Cancelled	(148,191)	(934,565)
Outstanding at December 30, 2020	19,075,155	18,248,346	15,807,911
Vested at December 31, 2020	16,587,085	16,077,006
Vested and expected to vest at December 31, 2020	19,075,155	18,248,346
Weighted Average Exercise Price
Outstanding at September 30, 2020	$ 0.36	$ 0.40
Awarded	0.17	0.22
Forfeited/Cancelled	0.44	0.44
Outstanding at December 31, 2020	0.35	0.36	$ 0.40
Vested at December 31, 2020	0.37	0.38
Vested and expected to vest at December 31, 2020	$ 0.35	$ 0.36
Weighted Average Remaining Contractual Term (years)
Outstanding at September 30, 2020	2 years 7 months 2 days		3 years 1 month 21 days
Awarded	0 years	0 years
Forfeited/Cancelled	0 years	0 years
Outstanding at December 31, 2020	2 years 7 months 10 days	2 years 7 months 2 days
Vested at December 31, 2020	2 years 7 months 21 days	2 years 9 months 11 days
Vested and expected to vest at December 31, 2020	2 years 7 months 10 days	2 years 7 months 2 days
Aggregate Intrinsic Value
Outstanding at September 30, 2020	$ 79,330	$ 142,810
Awarded	0	0
Forfeited/Cancelled	0	0
Outstanding at December 31, 2020	119,733	79,330	$ 142,810
Vested at December 31, 2020	70,693	69,305
Vested and expected to vest at December 31, 2020	$ 119,733	$ 79,330